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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-09685

                      Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer High Yield Fund

 Schedule of Investments 7/31/13

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 18.2%

 Energy - 2.0%

 Oil & Gas Exploration & Production - 1.4%

 7,531,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 7,206,226

 4,152,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 3,936,615

 12,800,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 14,328,000

 2,825,000

 B-/NR

 Stone Energy Corp., 1.75%, 3/1/17

 2,717,297

 $

 28,188,138

 Coal & Consumable Fuels - 0.6%

 1,895,000

 B/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 1,765,903

 11,955,000

 B+/NR

 Alpha Natural Resources, Inc., 3.75%, 12/15/17

 10,625,006

 1,982,000

 CCC/NR

 James River Coal Co., 10.0%, 6/1/18 (144A)

 1,184,245

 $

 13,575,154

 Total Energy

 $

 41,763,292

 Materials - 0.6%

 Diversified Metals & Mining - 0.2%

 3,805,000

 NR/NR

 RTI International Metals, Inc., 1.625%, 10/15/19

 $

 3,862,075

 Steel - 0.4%

 4,830,000

 BB+/NR

 Steel Dynamics, Inc., 5.125%, 6/15/14

 $

 5,219,419

 2,475,000

 BB-/B1

 United States Steel Corp., 2.75%, 4/1/19

 2,473,453

 $

 7,692,872

 Total Materials

 $

 11,554,947

 Capital Goods - 0.8%

 Electrical Components & Equipment - 0.6%

 10,874,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 12,199,269

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 2,890,000

 NR/NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 2,964,056

 818,000

 B-/NR

 Meritor, Inc., 7.875%, 3/1/26 (144A)

 1,036,304

 $

 4,000,360

 Total Capital Goods

 $

 16,199,629

 Transportation - 0.5%

 Airlines - 0.2%

 2,575,000

 B/B2

 United Airlines, Inc., 4.5%, 1/15/15

 $

 4,924,688

 Marine - 0.3%

 5,993,000

 NR/NR

 DryShips, Inc., 5.0%, 12/1/14

 $

 5,640,911

 Total Transportation

 $

 10,565,599

 Automobiles & Components - 1.6%

 Automobile Manufacturers - 1.6%

 16,482,000

 BB+/Baa3

 Ford Motor Co., 4.25%, 11/15/16

 $

 32,108,996

 Total Automobiles & Components

 $

 32,108,996

 Consumer Durables & Apparel - 0.8%

 Homebuilding - 0.8%

 11,400,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 11,592,375

 3,015,000

 BB-/Ba3

 Lennar Corp., 2.75%, 12/15/20 (144A)

 4,914,450

 $

 16,506,825

 Total Consumer Durables & Apparel

 $

 16,506,825

 Consumer Services - 0.1%

 Specialized Consumer Services - 0.1%

 2,710,000

 NR/NR

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 2,772,669

 Total Consumer Services

 $

 2,772,669

 Retailing - 0.3%

 Internet Retail - 0.3%

 5,270,000

 NR/NR

 Shutterfly, Inc., 0.25%, 5/15/18 (144A)

 $

 5,694,894

 Total Retailing

 $

 5,694,894

 Food, Beverage & Tobacco - 0.4%

 Tobacco - 0.4%

 8,065,000

 CCC+/Caa2

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 8,301,909

 Total Food, Beverage & Tobacco

 $

 8,301,909

 Health Care Equipment & Services - 1.0%

 Health Care Equipment - 0.3%

 2,505,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 2,948,072

 3,450,000

 B+/NR

 Hologic, Inc., 2.0%, 3/1/42 (Step)

 3,678,562

 $

 6,626,634

 Health Care Supplies - 0.5%

 9,460,000

 CCC+/NR

 Alere, Inc., 3.0%, 5/15/16

 $

 9,950,738

 Managed Health Care - 0.2%

 4,225,000

 NR/NR

 Molina Healthcare, Inc., 1.125%, 1/15/20 (144A)

 $

 4,629,016

 Total Health Care Equipment & Services

 $

 21,206,388

 Pharmaceuticals, Biotechnology & Life Sciences - 3.8%

 Biotechnology - 2.8%

 8,815,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 $

 8,952,734

 9,876,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 21,751,890

 9,000,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 11,615,625

 9,215,000

 NR/NR

 Theravance, Inc., 2.125%, 1/15/23

 14,237,175

 $

 56,557,424

 Pharmaceuticals - 1.0%

 9,520,000

 NR/NR

 Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18

 $

 9,633,050

 2,370,000

 NR/NR

 Pacira Pharmaceuticals, Inc. Delaware, 3.25%, 2/1/19 (144A)

 3,716,456

 5,270,000

 NR/NR

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19

 6,735,719

 $

 20,085,225

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 76,642,649

 Diversified Financials - 0.5%

 Consumer Finance - 0.5%

 4,150,000

 NR/NR

 DFC Global Corp., 2.875%, 6/30/27

 $

 4,137,031

 5,200,000

 B+/NR

 DFC Global Corp., 3.25%, 4/15/17 (144A)

 5,365,750

 $

 9,502,781

 Total Diversified Financials

 $

 9,502,781

 Real Estate - 0.6%

 Specialized REIT's - 0.3%

 4,785,000

 BBB-/NR

 Host Hotels & Resorts LP, 2.5%, 10/15/29 (144A)

 $

 6,785,728

 Real Estate Operating Companies - 0.3%

 4,885,000

 NR/NR

 Forest City Enterprises, Inc., 3.625%, 8/15/20 (144A)

 $

 4,823,938

 Total Real Estate

 $

 11,609,666

 Software & Services - 2.0%

 Internet Software & Services - 0.5%

 3,050,000

 NR/NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 2,992,812

 6,420,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 6,243,450

 $

 9,236,262

 Application Software - 1.5%

 5,815,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 7,170,622

 19,972,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 20,346,475

 3,900,000

 NR/NR

 TIBCO Software, Inc., 2.25%, 5/1/32

 3,934,125

 $

 31,451,222

 Total Software & Services

 $

 40,687,484

 Technology Hardware & Equipment - 0.2%

 Electronic Components - 0.2%

 3,755,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 3,428,784

 Total Technology Hardware & Equipment

 $

 3,428,784

 Semiconductors & Semiconductor Equipment - 2.6%

 Semiconductor Equipment - 1.3%

 5,491,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 6,390,151

 12,760,000

 BBB-/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 19,722,175

 $

 26,112,326

 Semiconductors - 1.3%

 16,914,000

 BB+/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 19,472,242

 3,200,000

 NR/NR

 SunPower Corp., 0.75%, 6/1/18 (144A)

 3,935,072

 1,265,000

 NR/NR

 SunPower Corp., 4.5%, 3/15/15

 1,743,328

 813,000

 BBB-/NR

 Xilinx, Inc., 3.125%, 3/15/37

 1,305,881

 $

 26,456,523

 Total Semiconductors & Semiconductor Equipment

 $

 52,568,849

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 9,000,000

 B/NR

 Ciena Corp., 0.875%, 6/15/17

 $

 8,718,750

 Total Telecommunication Services

 $

 8,718,750

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $303,495,337)

 $

 369,834,111

 PREFERRED STOCKS - 1.6%

 Energy - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

 130,000

 7.62

 B+/Ba2

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 3,429,400

 Total Energy

 $

 3,429,400

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 4,940

 CEVA Group Plc *

 $

 4,446,045

 Total Transportation

 $

 4,446,045

 Diversified Financials - 0.8%

 Other Diversified Financial Services - 0.5%

 358,975

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 9,530,786

 Consumer Finance - 0.3%

 6,450

 CCC+/B3

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 6,389,531

 Total Diversified Financials

 $

 15,920,317

 Insurance - 0.2%

 Reinsurance - 0.2%

 4,500,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 4,611,150

 Total Insurance

 $

 4,611,150

 Utilities - 0.2%

 Electric Utilities - 0.2%

 214,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 4,919,860

 Total Utilities

 $

 4,919,860

 TOTAL PREFERRED STOCKS

 (Cost $32,967,616)

 $

 33,326,772

 CONVERTIBLE PREFERRED STOCKS - 3.1%

 Energy - 0.5%

 Oil & Gas Exploration & Production - 0.5%

 59,180

 NR/NR

 PetroQuest Energy, Inc., 6.875% (Perpetual)

 $

 1,982,530

 33,162

 CCC/NR

 SandRidge Energy, Inc., 7.0% (Perpetual)

 3,131,736

 46,800

 NR/NR

 SandRidge Energy, Inc., 8.5% (Perpetual)

 4,586,400

 $

 9,700,666

 Total Energy

 $

 9,700,666

 Capital Goods - 0.5%

 Electrical Components & Equipment - 0.5%

 68,400

 NR/NR

 General Cable Corp., 5.75%, 11/24/13

 $

 10,792,234

 Total Capital Goods

 $

 10,792,234

 Automobiles & Components - 0.2%

 Tires & Rubber - 0.2%

 56,100

 NR/NR

 The Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 3,117,477

 Total Automobiles & Components

 $

 3,117,477

 Consumer Durables & Apparel - 0.6%

 Home Furnishings - 0.6%

 143,000

 Sealy Corp., 8.0%, 7/15/16 (PIK)

 $

 11,332,750

 Total Consumer Durables & Apparel

 $

 11,332,750

 Health Care Equipment & Services - 1.2%

 Health Care Supplies - 1.2%

 89,308

 CCC/NR

 Alere, Inc., 3.0%, 12/31/99 (Perpetual)

 $

 24,739,209

 Total Health Care Equipment & Services

 $

 24,739,209

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 48,000

 BB+/NR

 AMG Capital Trust II, 5.15%, 10/15/37

 $

 2,830,296

 Total Diversified Financials

 $

 2,830,296

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $52,275,166)

 $

 62,512,632

 Shares

 COMMON STOCKS - 11.1%

 Energy - 0.6%

 Oil & Gas Drilling - 0.1%

 127,237

 Hercules Offshore, Inc. *

 $

 877,935

 14,966

 Transocean, Ltd.

 705,797

 $

 1,583,732

 Oil & Gas Exploration & Production - 0.2%

 147,800

 Marathon Oil Corp.

 $

 5,374,008

 Oil & Gas Refining & Marketing - 0.3%

 73,900

 Marathon Petroleum Corp. *

 $

 5,419,087

 Total Energy

 $

 12,376,827

 Materials - 1.9%

 Commodity Chemicals - 1.1%

 186,606

 Axiall Corp.

 $

 8,225,592

 211,019

 LyondellBasell Industries NV

 14,499,115

 $

 22,724,707

 Diversified Metals & Mining - 0.8%

 4,128,459

 Blaze Recycling & Metals LLC * (c)

 $

 454,130

 483,460

 Freeport-McMoRan Copper & Gold, Inc.

 13,672,249

 2,600,200

 Polymet Mining Corp. *

 1,976,152

 $

 16,102,531

 Total Materials

 $

 38,827,238

 Capital Goods - 2.5%

 Aerospace & Defense - 0.8%

 54,757

 B/E Aerospace, Inc. *

 $

 3,817,110

 18,531

 DigitalGlobe, Inc. *

 600,404

 151,275

 Exelis, Inc.

 2,235,844

 484,200

 Orbital Sciences Corp. *

 8,977,068

 $

 15,630,426

 Electrical Components & Equipment - 0.5%

 321,400

 General Cable Corp.

 $

 10,130,528

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 565,602

 Commercial Vehicle Group, Inc. *

 $

 4,094,958

 109,200

 Joy Global, Inc.

 5,405,400

 $

 9,500,358

 Industrial Machinery - 0.8%

 107,922

 ESCO Technologies, Inc.

 $

 3,737,339

 75,637

 ITT Corp.

 2,362,900

 144,669

 Kennametal, Inc.

 6,269,954

 151,275

 Xylem, Inc.

 3,771,286

 $

 16,141,479

 Total Capital Goods

 $

 51,402,791

 Transportation - 0.4%

 Air Freight & Logistics - 0.1%

 2,282

 CEVA Group Plc *

 $

 1,597,442

 Marine - 0.3%

 4,099,666

 Horizon Lines, Inc. *

 $

 5,452,556

 Total Transportation

 $

 7,049,998

 Consumer Services - 0.4%

 Restaurants - 0.4%

 115,807

 Starbucks Corp.

 $

 8,250,091

 Total Consumer Services

 $

 8,250,091

 Health Care Equipment & Services - 0.7%

 Health Care Supplies - 0.1%

 70,500

 Alere, Inc. *

 $

 2,354,700

 Managed Health Care - 0.6%

 113,880

 Aetna, Inc.

 $

 7,307,680

 67,800

 Cigna Corp.

 5,276,874

 $

 12,584,554

 Total Health Care Equipment & Services

 $

 14,939,254

 Pharmaceuticals, Biotechnology & Life Sciences - 1.5%

 Life Sciences Tools & Services - 1.5%

 58,117

 Bio-Rad Laboratories, Inc. *

 $

 7,089,693

 200,827

 Thermo Fisher Scientific, Inc.

 18,297,348

 43,892

 Waters Corp. *

 4,430,458

 $

 29,817,499

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 29,817,499

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.2%

 33,500

 Lorenz Re *

 $

 3,470,600

 Asset Management & Custody Banks - 0.1%

 73,836

 Legg Mason, Inc.

 $

 2,539,220

 Total Diversified Financials

 $

 6,009,820

 Real Estate - 0.7%

 Real Estate Operating Companies - 0.7%

 806,999

 Forest City Enterprises, Inc. *

 $

 14,138,622

 Total Real Estate

 $

 14,138,622

 Technology Hardware & Equipment - 1.8%

 Computer Storage & Peripherals - 0.2%

 103,800

 EMC Corp.

 $

 2,714,370

 766,603

 OCZ Technology Group, Inc. *

 1,379,885

 $

 4,094,255

 Electronic Equipment Manufacturers - 0.5%

 257,584

 Itron, Inc. *

 $

 11,107,022

 Electronic Manufacturing Services - 0.4%

 141,905

 TE Connectivity, Ltd.

 $

 7,242,831

 Technology Distributors - 0.7%

 119,143

 Arrow Electronics, Inc. *

 $

 5,438,878

 393,200

 Ingram Micro, Inc. *

 8,976,756

 $

 14,415,634

 Total Technology Hardware & Equipment

 $

 36,859,742

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 585,800

 Windstream Corp.

 $

 4,891,430

 Total Telecommunication Services

 $

 4,891,430

 TOTAL COMMON STOCKS

 (Cost $177,704,149)

 $

 224,563,312

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.2%

 Consumer Services - 0.0%†

 Hotels, Resorts & Cruise Lines - 0.0%†

 638,445

 NR/NR

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 628,270

 Total Consumer Services

 $

 628,270

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 1,000,000

 NR/NR

 Bayview Opportunity Master Fund Trust 2013-3RPL, 4.0%, 4/28/18 (Step) (144A)

 $

 974,030

 1,560,000

 CCC/C

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 1,397,693

 500,000

 B/NR

 Nationstar Mortgage Advance Receivable Trust, 4.949%, 6/20/44 (144A)

 499,219

 $

 2,870,942

 Total Banks

 $

 2,870,942

 TOTAL ASSET BACKED SECURITIES

 (Cost $3,540,380)

 $

 3,499,212

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 1,900,000

 NR/NR

 Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)

 $

 1,917,708

 1,000,000

 5.64

 BB+/Ba2

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38

 981,747

 1,399,083

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 1,350,115

 400,000

 5.58

 BB/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 401,701

 $

 4,651,271

 Total Banks

 $

 4,651,271

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $4,749,267)

 $

 4,651,271

 CORPORATE BONDS - 55.0%

 Energy - 13.9%

 Oil & Gas Drilling - 1.4%

 4,000,000

 B-/B3

 Offshore Group Investment, Ltd., 7.125%, 4/1/23 (144A)

 $

 4,010,000

 3,450,000

 B+/B1

 Pacific Drilling SA, 5.375%, 6/1/20 (144A)

 3,381,000

 2,995,000

 B+/B1

 Parker Drilling Co., 7.5%, 8/1/20 (144A)

 2,995,000

 6,400,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

 6,928,000

 6,910,000

 B/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 7,359,150

 3,425,000

 BB-/B1

 Unit Corp., 6.625%, 5/15/21

 3,562,000

 $

 28,235,150

 Oil & Gas Equipment & Services - 1.3%

 9,355,000

 B+/B2

 Basic Energy Services, Inc., 7.75%, 10/15/22

 $

 9,284,838

 4,245,000

 BB-/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 4,414,800

 1,725,000

 BB/Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 1,830,656

 2,750,000

 B-/B2

 Exterran Partners LP, 6.0%, 4/1/21 (144A)

 2,791,250

 54,000

 NR/NR

 Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)

 55,080

 2,275,000

 CCC/Caa2

 Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)

 2,320,500

 2,555,000

 BB-/B1

 Key Energy Services, Inc., 6.75%, 3/1/21

 2,503,900

 2,955,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19 (144A)

 2,991,938

 $

 26,192,962

 Oil & Gas Exploration & Production - 9.8%

 3,360,000

 B+/B2

 Antero Resources Finance Corp., 6.0%, 12/1/20

 $

 3,376,800

 2,150,000

 B-/B3

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 2,246,750

 10,736,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 11,729,080

 3,310,000

 B-/B3

 Chaparral Energy, Inc., 8.25%, 9/1/21

 3,500,325

 8,435,000

 BB-/Ba3

 Chesapeake Energy Corp., 5.375%, 6/15/21

 8,413,912

 3,110,000

 BB+/Ba1

 Cimarex Energy Co., 5.875%, 5/1/22

 3,218,850

 3,332,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 3,431,960

 3,675,000

 BB+/Ba3

 Concho Resources, Inc., 5.5%, 4/1/23

 3,665,812

 2,925,000

 BB+/Ba3

 Concho Resources, Inc., 6.5%, 1/15/22

 3,129,750

 5,520,000

 BB/B1

 Denbury Resources, Inc., 4.625%, 7/15/23

 5,050,800

 13,000,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 14,755,000

 2,210,939

 B/B3

 EPE Holdings LLC, 8.125%, 12/15/17 (144A) (PIK)

 2,266,212

 5,205,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 5,491,275

 2,775,000

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 2,844,375

 7,615,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

 7,957,675

 7,255,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

 7,327,550

 1,400,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21 (144A)

 1,410,500

 3,000,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 2/1/22 (144A)

 2,992,500

 5,200,000

 B/B3

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,707,000

 3,350,000

 B-/Caa1

 Legacy Reserves LP, 6.625%, 12/1/21 (144A)

 3,224,375

 3,020,000

 CCC+/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

 2,944,500

 16,935,000

 B/B2

 Linn Energy LLC, 6.25%, 11/1/19 (144A)

 15,918,900

 4,155,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 10.75%, 10/1/20 (144A)

 4,321,200

 2,800,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 9.25%, 6/1/21 (144A)

 2,751,000

 4,125,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 4,238,438

 2,820,000

 B/B3

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,989,200

 4,960,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22 (144A)

 5,257,600

 5,845,000

 B-/Caa1

 Penn Virginia Corp., 7.25%, 4/15/19

 5,698,875

 4,295,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20 (144A)

 4,337,950

 1,245,000

 CCC-/Caa3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 1,095,600

 5,000,000

 BB/Ba3

 Range Resources Corp., 5.0%, 3/15/23

 5,000,000

 7,285,000

 B-/B3

 RKI Exploration & Production LLC, 8.5%, 8/1/21 (144A)

 7,394,275

 1,750,000

 B-/B3

 Samson Investment Co., 10.0%, 2/15/20 (144A)

 1,855,000

 3,085,000

 BB-/Ba3

 SM Energy Co., 6.5%, 11/15/21

 3,270,100

 3,945,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 4,161,975

 18,820,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 18,631,800

 3,000,000

 CCC+/Caa1

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 2,925,000

 3,300,000

 B/B3

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 3,423,750

 $

 197,955,664

 Oil & Gas Refining & Marketing - 0.3%

 5,445,000

 BB+/Ba2

 Tesoro Corp., 5.375%, 10/1/22

 $

 5,390,550

 Oil & Gas Storage & Transportation - 0.8%

 3,500,000

 7.00

 BBB-/Baa2

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 $

 3,683,750

 7,380,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)

 7,278,525

 5,985,000

 BB/Ba3

 Targa Resources Partners LP, 4.25%, 11/15/23 (144A)

 5,491,238

 $

 16,453,513

 Coal & Consumable Fuels - 0.3%

 795,000

 B+/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 681,712

 4,170,000

 CCC/Caa2

 James River Coal Co., 7.875%, 4/1/19

 1,678,425

 1,900,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

 1,928,500

 3,000,000

 BB-/B1

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 3,105,000

 $

 7,393,637

 Total Energy

 $

 281,621,476

 Materials - 4.5%

 Commodity Chemicals - 0.5%

 2,756,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 $

 2,866,240

 4,445,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 4,500,562

 2,250,000

 BB-/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 2,328,750

 1,110,000

 B-/Caa1

 US Coatings Acquisition, Inc., 7.375%, 5/1/21 (144A)

 1,150,238

 $

 10,845,790

 Specialty Chemicals - 0.3%

 2,725,000

 BB-/B1

 Chemtura Corp., 5.75%, 7/15/21

 $

 2,711,375

 3,195,000

 BB-/B2

 Tronox Finance LLC, 6.375%, 8/15/20 (144A)

 3,059,212

 $

 5,770,587

 Construction Materials - 0.2%

 3,300,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 $

 3,592,875

 Metal & Glass Containers - 1.0%

 5,300,000

 CCC+/B3

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 $

 5,220,500

 13,120,000

 BB-/Ba3

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 14,563,200

 $

 19,783,700

 Paper Packaging - 0.1%

 2,915,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 2,973,300

 Diversified Metals & Mining - 0.4%

 8,775,000

 CCC/Caa2

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 $

 6,449,625

 1,595,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,716,619

 $

 8,166,244

 Gold - 0.3%

 6,445,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $

 5,478,250

 Steel - 0.9%

 2,615,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

 $

 2,516,938

 2,800,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

 3,038,000

 12,145,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 9,624,912

 3,280,000

 B-/B3

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 3,263,600

 $

 18,443,450

 Forest Products - 0.4%

 7,810,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 7,770,950

 Paper Products - 0.4%

 2,050,000

 NR/Ba2

 Clearwater Paper Corp., 4.5%, 2/1/23

 $

 1,937,250

 7,520,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 6,768,000

 $

 8,705,250

 Total Materials

 $

 91,530,396

 Capital Goods - 3.3%

 Aerospace & Defense - 0.5%

 4,350,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 4,110,750

 3,953,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 4,071,590

 2,050,000

 CCC+/Caa1

 Silver II Borrower, 7.75%, 12/15/20 (144A)

 2,147,375

 $

 10,329,715

 Building Products - 0.1%

 1,750,000

 BB-/B2

 Gibraltar Industries, Inc., 6.25%, 2/1/21 (144A)

 $

 1,793,750

 Construction & Engineering - 0.4%

 3,000,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 $

 3,172,500

 7,350,000

 CC/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

 4,483,500

 $

 7,656,000

 Electrical Components & Equipment - 0.1%

 2,079,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 2,203,740

 Industrial Conglomerates - 0.4%

 4,030,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 4,211,350

 4,025,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 4,367,125

 $

 8,578,475

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 3,240,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 $

 3,223,800

 6,850,000

 CCC/B3

 Navistar International Corp., 8.25%, 11/1/21

 7,004,125

 $

 10,227,925

 Industrial Machinery - 0.8%

 2,750,000

 B-/B3

 BC Mountain LLC, 7.0%, 2/1/21 (144A)

 $

 2,860,000

 2,400,000

 B-/Caa2

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 2,424,000

 7,076,000

 B/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 7,261,745

 2,660,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 2,673,300

 $

 15,219,045

 Trading Companies & Distributors - 0.5%

 1,400,000

 BB+/Ba3

 Aircastle, Ltd., 7.625%, 4/15/20

 $

 1,564,500

 1,725,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 1,844,972

 7,200,000

 BB/Ba3

 Rexel SA, 5.25%, 6/15/20 (144A)

 7,164,000

 $

 10,573,472

 Total Capital Goods

 $

 66,582,122

 Commercial Services & Supplies - 0.3%

 Diversified Support Services - 0.3%

 5,855,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 5,562,250

 Total Commercial Services & Supplies

 $

 5,562,250

 Transportation - 0.6%

 Air Freight & Logistics - 0.2%

 3,205,000

 CCC-/Caa2

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 $

 3,293,138

 Airlines - 0.1%

 2,100,000

 BBB-/NR

 American Airlines 2013-2 Class A Pass Through Trust, 4.95%, 1/15/23 (144A)

 $

 2,110,500

 Trucking - 0.2%

 4,540,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 $

 4,857,800

 Airport Services - 0.1%

 1,700,000

 B/NR

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 1,751,102

 Total Transportation

 $

 12,012,540

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 0.5%

 4,650,000

 BB/B2

 Dana Holding Corp., 6.0%, 9/15/23

 $

 4,661,625

 2,140,000

 B+/B3

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 2,220,250

 2,690,000

 B-/B2

 Schaeffler Holding Finance BV, 6.875%, 8/15/18 (144A) (PIK)

 2,743,800

 $

 9,625,675

 Tires & Rubber - 0.1%

 2,765,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 2,937,812

 Automobile Manufacturers - 0.6%

 3,000,000

 B/B1

 Chrysler Group LLC, 8.0%, 6/15/19

 $

 3,273,750

 7,905,000

 B/B1

 Chrysler Group LLC, 8.25%, 6/15/21

 8,794,312

 $

 12,068,062

 Total Automobiles & Components

 $

 24,631,549

 Consumer Durables & Apparel - 3.8%

 Homebuilding - 1.6%

 11,595,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 12,348,675

 2,100,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 2,199,750

 5,045,000

 BB/Ba2

 DR Horton, Inc., 5.75%, 8/15/23

 5,045,000

 8,730,000

 BB-/Ba3

 Lennar Corp., 5.0%, 11/15/22 (144A)

 8,380,800

 3,660,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22

 3,989,400

 $

 31,963,625

 Housewares & Specialties - 2.1%

 6,700,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 $

 6,817,250

 7,495,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,794,800

 800,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 832,000

 5,675,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 6,129,000

 13,375,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 13,859,978

 6,815,000

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (PIK)

 7,002,412

 $

 42,435,440

 Leisure Products - 0.1%

 3,230,000

 CCC+/Caa2

 PC Nextco Holdings LLC, 8.75%, 8/15/19 (144A) (PIK)

 $

 3,213,850

 Total Consumer Durables & Apparel

 $

 77,612,915

 Consumer Services - 1.0%

 Casinos & Gaming - 0.4%

 14,687,403

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36

 $

 2,092,955

 3,000,000

 B+/B3

 MGM Resorts International, 6.75%, 10/1/20

 3,191,250

 3,218,000

 B+/B2

 Scientific Games International, Inc., 9.25%, 6/15/19

 3,499,575

 $

 8,783,780

 Hotels, Resorts & Cruise Lines - 0.2%

 4,290,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 4,729,725

 Restaurants - 0.2%

 4,090,000

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (Step) (144A) (d)

 $

 3,553,188

 Education Services - 0.2%

 3,695,000

 CCC-/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 3,380,925

 Total Consumer Services

 $

 20,447,618

 Media - 2.6%

 Advertising - 0.2%

 3,555,000

 B-/B3

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 3,643,875

 Broadcasting - 1.6%

 9,250,000

 BB-/B1

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 9,504,375

 3,900,000

 CCC+/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 4,104,750

 8,875,000

 B+/B2

 Quebecor Media, Inc., 5.75%, 1/15/23

 8,675,312

 9,280,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 9,906,400

 $

 32,190,837

 Cable & Satellite - 0.2%

 5,365,000

 BB/B1

 Sirius XM Radio, Inc., 5.75%, 8/1/21 (144A)

 $

 5,365,000

 Movies & Entertainment - 0.5%

 5,300,000

 B/B3

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 $

 5,618,000

 4,895,000

 B-/B3

 Regal Entertainment Group, 5.75%, 2/1/25

 4,699,200

 $

 10,317,200

 Publishing - 0.1%

 1,675,000

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $

 1,716,875

 Total Media

 $

 53,233,787

 Retailing - 0.4%

 Distributors - 0.1%

 1,300,000

 BB-/Ba3

 LKQ Corp., 4.75%, 5/15/23 (144A)

 $

 1,246,375

 Apparel Retail - 0.2%

 3,850,000

 B/B3

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 4,081,000

 Automotive Retail - 0.1%

 3,015,000

 BB-/Ba3

 CST Brands, Inc., 5.0%, 5/1/23 (144A)

 $

 2,977,312

 Total Retailing

 $

 8,304,687

 Food & Staples Retailing - 0.2%

 Food Distributors - 0.2%

 4,085,000

 B/B3

 KeHE Distributors LLC, 7.625%, 8/15/21 (144A)

 $

 4,151,381

 Total Food & Staples Retailing

 $

 4,151,381

 Food, Beverage & Tobacco - 1.8%

 Distillers & Vintners - 0.3%

 4,100,000

 BB+/Ba1

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 3,833,500

 3,235,000

 BB+/Ba1

 Constellation Brands, Inc., 4.25%, 5/1/23

 3,048,988

 $

 6,882,488

 Packaged Foods & Meats - 0.3%

 2,925,000

 B+/B1

 B&G Foods, Inc., 4.625%, 6/1/21

 $

 2,826,281

 1,460,000

 BB-/B2

 Sun Merger Sub, Inc., 5.25%, 8/1/18 (144A)

 1,463,650

 1,460,000

 BB-/B2

 Sun Merger Sub, Inc., 5.875%, 8/1/21 (144A)

 1,463,650

 $

 5,753,581

 Tobacco - 1.2%

 12,555,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 13,182,750

 10,105,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21 (144A)

 9,953,425

 $

 23,136,175

 Total Food, Beverage & Tobacco

 $

 35,772,244

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 2,400,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 $

 2,490,000

 3,495,000

 B/B1

 Revlon Consumer Products Corp., 5.75%, 2/15/21 (144A)

 3,525,581

 $

 6,015,581

 Total Household & Personal Products

 $

 6,015,581

 Health Care Equipment & Services - 2.6%

 Health Care Equipment - 0.2%

 3,875,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 3,603,750

 Health Care Services - 0.4%

 3,429,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 3,566,160

 4,435,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

 4,579,138

 $

 8,145,298

 Health Care Facilities - 1.7%

 3,175,000

 BB/Ba3

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 3,413,125

 16,800,000

 B/B3

 CHS, 8.0%, 11/15/19

 17,745,000

 5,700,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 5,999,250

 3,850,000

 B+/Ba3

 Tenet Healthcare Corp., 4.375%, 10/1/21 (144A)

 3,542,000

 4,000,000

 B-/B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 4,295,000

 $

 34,994,375

 Health Care Technology - 0.3%

 3,315,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $

 3,787,388

 1,900,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 2,037,750

 $

 5,825,138

 Total Health Care Equipment & Services

 $

 52,568,561

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Biotechnology - 0.4%

 9,859,000

 B/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 8,540,359

 Pharmaceuticals - 0.3%

 6,090,000

 B/B1

 Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)

 $

 6,287,925

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 14,828,284

 Banks - 0.0%†

 Thrifts & Mortgage Finance - 0.0%†

 500,000

 8.11

 NR/NR

 Mythen Re, Ltd. Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 $

 500,550

 Total Banks

 $

 500,550

 Diversified Financials - 4.2%

 Other Diversified Financial Services - 2.9%

 1,325,000

 5.25

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 $

 1,310,292

 1,500,000

 6.85

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,496,400

 7,490,000

 5.35

 BB/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 6,834,625

 1,400,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,435,140

 400,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 425,200

 500,000

 7.35

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 515,750

 1,200,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,228,560

 1,500,000

 13.50

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,535,250

 4,200,000

 5.65

 BB/Ba1

 ING US, Inc., Floating Rate Note, 5/15/53 (144A)

 3,948,000

 5,100,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 5,069,910

 1,500,000

 4.00

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,506,750

 12,630,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 13,419,375

 2,000,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,039,200

 900,000

 8.50

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 922,680

 1,750,000

 8.90

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/15 (Cat Bond) (144A)

 1,764,875

 2,000,000

 13.25

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/15 (Cat Bond) (144A)

 2,080,800

 3,450,000

 12.00

 B-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,583,170

 2,800,000

 8.75

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 2,931,040

 2,300,000

 NR/NR

 Sector Re V, Ltd., 12/1/17 (Cat Bond)

 2,496,420

 3,300,000

 NR/NR

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A)

 3,337,620

 1,000,000

 8.50

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 1,017,200

 $

 58,898,257

 Specialized Finance - 0.7%

 4,540,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 $

 4,505,950

 3,675,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 3,665,812

 1,820,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 1,838,200

 3,100,000

 B/B1

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 3,193,000

 1,600,000

 4.00

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,577,280

 $

 14,780,242

 Consumer Finance - 0.4%

 3,990,000

 B+/B1

 Jefferies Finance LLC, 7.375%, 4/1/20 (144A)

 $

 4,029,900

 3,765,000

 B+/B3

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 3,877,950

 $

 7,907,850

 Asset Management & Custody Banks - 0.2%

 4,365,000

 NR/Caa1

 Renaissance Acquisition Corp., 6.875%, 8/15/21 (144A)

 $

 4,343,175

 Total Diversified Financials

 $

 85,929,524

 Insurance - 2.1%

 Insurance Brokers - 0.2%

 4,900,000

 CCC/Caa2

 Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)

 $

 4,924,500

 Life & Health Insurance - 0.3%

 5,400,000

 BB-/B1

 Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)

 $

 5,481,000

 Property & Casualty Insurance - 0.1%

 1,500,000

 4.37

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 $

 1,501,800

 Reinsurance - 1.5%

 450,000

 8.14

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 $

 450,360

 250,000

 6.12

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 257,050

 1,250,000

 17.75

 NR/NR

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,392,500

 700,000

 10.00

 NR/Ba2

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 754,670

 1,500,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 1,515,900

 1,000,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 992,100

 2,500,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,626,500

 825,000

 8.61

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 834,982

 675,000

 11.84

 B-/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 648,270

 2,650,000

 11.11

 NR/B2

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 2,831,525

 3,650,000

 NR/NR

 Pangaea Re, 0.0%, 10/1/15 (Cat Bond)(d)

 3,762,456

 250,000

 10.35

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 258,675

 1,450,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 1,470,010

 2,100,000

 12.75

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,222,850

 250,000

 5.75

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 257,125

 950,000

 19.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 992,085

 1,100,000

 10.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,180,960

 900,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 982,800

 1,750,000

 22.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,890,000

 800,000

 0.00

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 794,240

 4,000,000

 13.00

 NR/NR

 Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 3,958,000

 875,000

 16.50

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 898,538

 375,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 381,938

 $

 31,353,534

 Total Insurance

 $

 43,260,834

 Real Estate - 3.0%

 Diversified REIT's - 0.5%

 9,550,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 9,717,125

 Real Estate Operating Companies - 2.5%

 50,885,000

 B/B3

 Forest City Enterprises, Inc., 6.5%, 2/1/17

 $

 50,996,952

 Total Real Estate

 $

 60,714,077

 Software & Services - 1.2%

 Internet Software & Services - 0.3%

 6,085,000

 BB/B1

 j2 Global, Inc., 8.0%, 8/1/20

 $

 6,541,375

 Data Processing & Outsourced Services - 0.9%

 6,047,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 6,629,024

 615,000

 B+/B1

 First Data Corp., 7.375%, 6/15/19 (144A)

 645,750

 4,722,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 4,934,490

 5,300,000

 BB/Ba3

 WEX, Inc., 4.75%, 2/1/23 (144A)

 4,982,000

 $

 17,191,264

 Total Software & Services

 $

 23,732,639

 Technology Hardware & Equipment - 1.7%

 Communications Equipment - 0.3%

 6,215,000

 BB+/B1

 Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)

 $

 5,842,100

 Computer Storage & Peripherals - 0.9%

 5,650,000

 BB+/Ba1

 Seagate HDD Cayman, 4.75%, 6/1/23 (144A)

 $

 5,395,750

 12,100,000

 BB+/Ba1

 Seagate HDD Cayman, 7.0%, 11/1/21

 13,158,750

 $

 18,554,500

 Electronic Equipment Manufacturers - 0.3%

 5,300,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 5,671,000

 Electronic Manufacturing Services - 0.2%

 1,380,000

 BB+/Ba1

 Flextronics International, Ltd., 4.625%, 2/15/20 (144A)

 $

 1,373,100

 2,295,000

 BB+/Ba1

 Flextronics International, Ltd., 5.0%, 2/15/23 (144A)

 2,260,575

 $

 3,633,675

 Total Technology Hardware & Equipment

 $

 33,701,275

 Telecommunication Services - 3.9%

 Integrated Telecommunication Services - 3.7%

 3,300,000

 BB/Ba2

 CenturyLink, Inc., 6.45%, 6/15/21

 $

 3,481,500

 8,085,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 8,469,038

 13,358,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 14,092,690

 4,750,000

 BB-/Ba2

 Frontier Communications Corp., 7.125%, 1/15/23

 4,702,500

 9,705,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 10,772,550

 3,100,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 3,417,750

 2,840,000

 BB-/B1

 tw telecom holdings inc, 5.375%, 10/1/22

 2,854,200

 5,275,000

 B/B1

 Windstream Corp., 6.375%, 8/1/23

 5,011,250

 12,580,000

 B/B1

 Windstream Corp., 7.5%, 6/1/22

 12,957,400

 8,460,000

 B/B1

 Windstream Corp., 7.75%, 10/15/20

 9,009,900

 $

 74,768,778

 Wireless Telecommunication Services - 0.2%

 1,150,000

 CCC+/Caa1

 Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (144A)

 $

 1,175,875

 2,300,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 2,460,802

 $

 3,636,677

 Total Telecommunication Services

 $

 78,405,455

 Utilities - 1.7%

 Electric Utilities - 0.1%

 2,340,000

 CCC/Caa3

 Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20 (144A)

 $

 1,755,000

 Gas Utilities - 0.6%

 8,600,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 9,159,000

 2,750,000

 B/B2

 Ferrellgas LP, 6.5%, 5/1/21

 2,777,500

 $

 11,936,500

 Independent Power Producers & Energy Traders - 1.0%

 1,500,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 $

 1,539,150

 4,700,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 5,240,500

 4,700,000

 BB-/B1

 NRG Energy, Inc., 7.875%, 5/15/21

 5,170,000

 7,850,000

 BB-/B1

 NRG Energy, Inc., 8.25%, 9/1/20

 8,713,500

 $

 20,663,150

 Total Utilities

 $

 34,354,650

 TOTAL CORPORATE BONDS

 (Cost $1,095,234,507)

 $

 1,115,474,395

 SENIOR FLOATING RATE LOAN INTERESTS - 8.3% **

 Energy - 0.5%

 Oil & Gas Drilling - 0.1%

 2,344,125

 5.75

 B-/B3

 Offshore Group Investment, Ltd., Term Loan, 3/28/19

 $

 2,362,878

 Oil & Gas Equipment & Services - 0.4%

 7,538,153

 8.50

 CCC+/B3

 FTS International Services LLC, Term Loan, 5/6/16

 $

 7,532,771

 Total Energy

 $

 9,895,649

 Materials - 0.5%

 Diversified Chemicals - 0.2%

 2,094,750

 4.75

 B+/B1

 DuPont Performance Coatings, Inc., Initial Term B Loan, 2/1/20

 $

 2,117,989

 1,990,253

 4.00

 NR/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 1,989,897

 $

 4,107,886

 Diversified Metals & Mining - 0.3%

 7,426,900

 9.00

 B+/B3

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16 (e)

 $

 6,368,567

 Total Materials

 $

 10,476,453

 Capital Goods - 1.1%

 Aerospace & Defense - 0.3%

 1,957,674

 6.25

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18

 $

 1,991,933

 887,481

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18

 903,012

 1,815,731

 3.44

 B+/B2

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 1,770,338

 $

 4,665,283

 Building Products - 0.2%

 4,555,575

 5.75

 B/B1

 CPG International I, Inc., Term Loan, 9/21/19

 $

 4,574,084

 Industrial Machinery - 0.6%

 12,500,000

 0.00

 NR/NR

 Gardner Denver, Inc., 3/8/14

 $

 12,500,000

 Total Capital Goods

 $

 21,739,367

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.0%†

 627,063

 4.00

 B+/B1

 WCA Waste Corp., Term Loan, 3/23/18

 $

 629,218

 Diversified Support Services - 0.1%

 2,724,097

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15

 $

 1,634,458

 Total Commercial Services & Supplies

 $

 2,263,676

 Transportation - 0.3%

 Air Freight & Logistics - 0.3%

 1,365,849

 5.28

 CCC+/NR

 CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16

 $

 1,292,435

 3,702,650

 5.27

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 3,526,774

 1,971,385

 5.27

 CCC+/B2

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 1,875,280

 $

 6,694,489

 Total Transportation

 $

 6,694,489

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.5%

 11,965

 3.20

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 8/7/17

 $

 12,022

 3,049,258

 5.50

 NR/NR

 TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19

 3,091,185

 8,598,450

 5.75

 B+/B1

 Tower Automotive Holdings USA LLC, Initial Term Loan, 4/17/20

 8,691,597

 $

 11,794,804

 Total Automobiles & Components

 $

 11,794,804

 Consumer Durables & Apparel - 0.1%

 Housewares & Specialties - 0.1%

 2,026,306

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 $

 2,046,569

 Total Consumer Durables & Apparel

 $

 2,046,569

 Media - 0.3%

 Advertising - 0.1%

 2,013,640

 6.50

 B-/B2

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,942,603

 Broadcasting - 0.1%

 1,435,419

 4.50

 B+/B2

 Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20

 $

 1,445,176

 Movies & Entertainment - 0.1%

 1,679,517

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 1,685,815

 Publishing - 0.0%†

 928,000

 0.00

 D/WR

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14 (e)

 $

 685,560

 Total Media

 $

 5,759,154

 Retailing - 0.6%

 Automotive Retail - 0.6%

 12,505,985

 4.25

 BB/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 12,729,267

 Total Retailing

 $

 12,729,267

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 1,308,425

 5.75

 B/B1

 AdvancePierre Foods, Term Loan (First Lien), 6/17/17

 $

 1,325,326

 Total Food & Staples Retailing

 $

 1,325,326

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 6,038,709

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 6,101,615

 Total Household & Personal Products

 $

 6,101,615

 Health Care Equipment & Services - 1.4%

 Health Care Equipment - 0.1%

 2,428,148

 4.50

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term D-1 Loan, 5/4/18

 $

 2,459,260

 Health Care Services - 1.2%

 1,200,000

 4.25

 B+/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 5/31/19

 $

 1,201,500

 1,327,500

 0.00

 NR/B2

 BioScrip, Inc., 7/22/20

 1,342,501

 2,212,500

 0.00

 B/B2

 BioScrip, Inc., 7/22/20

 2,237,501

 6,781,871

 6.50

 B+/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 6,807,303

 5,063,475

 6.50

 NR/NR

 National Mentor Holdings, Inc., Tranche B-1 Term Loan, 2/9/17

 5,098,286

 4,135,910

 8.75

 B/B2

 National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17

 4,135,910

 1,955,175

 6.00

 B/B2

 Surgery Center Holdings, Inc., Term Loan (First Lien), 4/11/19

 1,966,124

 1,486,875

 7.75

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 970,186

 $

 23,759,311

 Managed Health Care - 0.1%

 862,105

 9.75

 B+/B2

 AVETA, MSO Term Loan, 12/12/17

 $

 869,649

 1,185,395

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 1,191,322

 $

 2,060,971

 Total Health Care Equipment & Services

 $

 28,279,542

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.2%

 4,172,988

 5.50

 BB/B2

 Aptalis Pharma, Inc., Term B-1 Loan, 1/25/17

 $

 4,196,461

 Pharmaceuticals - 0.1%

 1,192,726

 5.00

 B+/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 10/4/19

 $

 1,199,683

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,396,144

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.1%

 2,469,527

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 2,486,196

 Consumer Finance - 0.1%

 849,600

 5.50

 B/B3

 Springleaf Finance Corp., Initial Term Loan, 5/28/17

 $

 852,043

 $

 852,043

 Total Diversified Financials

 $

 3,338,239

 Insurance - 0.8%

 Insurance Brokers - 0.7%

 14,186,195

 3.69

 B+/B1

 HUB International Holdings, Inc., Term Loan, 6/13/17

 $

 14,262,190

 Multi-line Insurance - 0.1%

 1,268,625

 5.00

 B-/B1

 Alliant Insurance Services, Inc., Initial Term Loan, 12/7/19

 $

 1,279,528

 Total Insurance

 $

 15,541,718

 Software & Services - 0.7%

 Application Software - 0.7%

 14,301,650

 8.50

 B-/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 $

 14,560,868

 689,439

 4.25

 NR/B1

 Vertafore, Inc., Term Loan (2013), 10/20/19

 693,891

 $

 15,254,759

 Total Software & Services

 $

 15,254,759

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 7,575,000

 3.50

 NR/Ba3

 Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20

 $

 7,578,681

 Total Telecommunication Services

 $

 7,578,681

 Utilities - 0.1%

 Electric Utilities - 0.1%

 862,593

 7.75

 B+/Ba2

 Race Point Power, Term Loan, 1/11/18

 $

 864,749

 1,195,037

 4.72

 CCC/Caa3

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 841,194

 $

 1,705,943

 Total Utilities

 $

 1,705,943

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $168,163,077)

 $

 167,921,395

 Shares

 RIGHTS / WARRANTS - 0.0%†

 Energy - 0.0%†

 Oil & Gas Equipment & Services - 0.0%†

 2,275

 Green Field Energy Services, Inc. (144A)

 $

 136,500

 Total Energy

 $

 136,500

 Automobiles & Components - 0.0%†

 Auto Parts & Equipment - 0.0%†

 2,230

 Lear Corp., 11/9/14

 $

 312,167

 Total Automobiles & Components

 $

 312,167

 TOTAL RIGHTS / WARRANTS

 (Cost $211,433)

 $

 448,667

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 3.2%

 Repurchase Agreements - 3.2%

 31,600,000

 NR/Aaa

 RBC Capital Markets Corp., 0.07%, dated 7/31/13, repurchase price of

 $31,600,000 plus accrued interest on 8/1/13 collateralized by $32,232,081

 Freddie Mac Giant, 2.5%, 7/1/27

 $

 31,600,000

 31,600,000

 NR/Aaa

 Bank of Nova Scotia, Inc., 0.09%, dated 7/31/13, repurchase price of

 $31,600,000 plus accrued interest on 8/1/13 collateralized by $32,232,000

 Freddie Mac Giant, 3.5%, 9/1/42

 31,600,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $63,200,000)

 $

 63,200,000

 TOTAL INVESTMENT IN SECURITIES - 100.9%

 (Cost $1,901,540,932) (a)

 $

 2,045,431,767

 OTHER ASSETS & LIABILITIES - (0.9)%

 $

 (18,773,891)

 TOTAL NET ASSETS - 100.0%

 $

 2,026,657,876

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2013, the value of these securities amounted to $488,030,972 or 24.1% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 PIK

 Represents a pay in kind security.

 (Cat Bond)

 Catastrophe Bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $1,909,569,979 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 207,694,179

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (71,832,391)

 Net unrealized appreciation

 $

 135,861,788

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services)

 (d)

 Security is issued with a zero coupon. Income is recognized through accretion of discount.

 (e)

 Security is in default and is non-income producing.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
369,834,111

$
-

$
369,834,111

 Preferred Stocks

17,880,046

10,835,576

4,611,150

33,326,772

 Convertible Preferred Stocks

37,255,912

25,256,720

-

62,512,632

 Common Stocks

219,041,140

1,597,442

3,924,730

224,563,312

 Asset Backed Securities

-

3,499,212

-

3,499,212

 Collateralized Mortgage Obligations

-

4,651,271

-

4,651,271

 Corporate Bonds

-

1,105,877,899

9,596,496

1,115,474,395

 Senior Floating Rate Loan Interests

-

167,921,395

-

167,921,395

 Rights/Warrants

312,167

136,500

-

448,667

 Repurchase Agreements

-

63,200,000

-

63,200,000

 Total

$
274,489,265

$
1,752,810,126

$
18,132,376

$
2,045,431,767

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred Stocks

 Common Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/12

$
-

$
1,857,807

$
-

$
1,857,807

 Realized gain (loss)1

-

-

-

-

 Change in unrealized appreciation (depreciation)2

111,150

2,033,423

346,496

2,491,069

 Net purchases

4,500,000

33,500

9,250,000

13,783,500

 Transfers in and out of Level 3

-

-

-

-

 Balance as of 7/31/13

$
4,611,150

$
3,924,730

$
9,596,496

$
18,132,376

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in net unrealized gain (loss) on investments in the Statement of Operations.

 The net change in unrealized appreciation (depreciation) on Level 3 securities still held at period end is

$
2,491,069

 During the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 27, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 27, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date September 27, 2013 * Print the name and title of each signing officer under his or her signature.